Employee Retirement and Profit Sharing Plans - Summary of Assumptions Used to Determine Benefit Obligations (Detail)	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Weighted average discount rate	3.50%	4.50%
Rate of compensation increase	3.88%	3.87%